Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity School Street Trust
Entity Central Index Key	0000215829
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Series International Developed Markets Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Developed Markets Bond Index Fund
Class Name	Fidelity® Series International Developed Markets Bond Index Fund
Trading Symbol	FSTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 10,543,734,802
Holdings Count | shares	622
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$10,543,734,802
Number of Holdings	622
Portfolio Turnover	17%

Holdings [Text Block]	AAA 15.9 AA 18.5 A 8.8 BBB 2.0 BB 2.1 Not Rated 51.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Japan 19.8 France 6.8 Italy 6.2 Germany 5.5 Australia 4.8 Spain 4.7 Netherlands 4.7 Austria 4.7 Belgium 4.5 Others 38.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Japan Government 19.8 French Government 6.8 Italian Republic 6.2 German Federal Republic 5.5 Australian Commonwealth 4.8 Spanish Kingdom 4.7 Dutch Government 4.7 Republic of Austria 4.7 Kingdom of Belgium 4.5 Canadian Government 4.3 66.0
Fidelity Advisor Multi-Asset Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class Z
Trading Symbol	FIWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 2,599,643,861
Holdings Count | shares	315
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 33.9 A 0.2 BBB 2.1 BB 4.7 B 7.1 CCC,CC,C 1.7 Not Rated 4.5 Equities 45.6 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 44.5 U.S. Treasury Obligations 33.9 Corporate Bonds 12.2 Bank Loan Obligations 5.1 Preferred Securities 2.8 Alternative Funds 1.0 Asset-Backed Securities 0.2 Preferred Stocks 0.1 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.8 US Treasury Bonds 14.1 Apple Inc 2.8 DHT Holdings Inc 2.6 NVIDIA Corp 2.1 Frontline PLC 1.9 Microsoft Corp 1.7 Amazon.com Inc 1.6 MicroStrategy Inc 1.6 Alphabet Inc Class A 1.4 49.6
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class I
Trading Symbol	FZIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 11,499,619,539
Holdings Count | shares	2,814
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.3 Transportation 15.0 Health Care 14.7 State G.O. 8.3 Special Tax 7.8 Housing 5.5 Others(Individually Less Than 5%) 16.4 100.0 AAA 11.3 AA 41.4 A 36.8 BBB 6.7 BB 0.9 B 0.4 Not Rated 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 10.7 New York 7.4 Florida 7.4 New Jersey 6.0
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class A
Trading Symbol	FZIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 11,499,619,539
Holdings Count | shares	2,814
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.3 Transportation 15.0 Health Care 14.7 State G.O. 8.3 Special Tax 7.8 Housing 5.5 Others(Individually Less Than 5%) 16.4 100.0 AAA 11.3 AA 41.4 A 36.8 BBB 6.7 BB 0.9 B 0.4 Not Rated 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 10.7 New York 7.4 Florida 7.4 New Jersey 6.0
Fidelity Advisor Multi-Asset Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class I
Trading Symbol	FAYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 2,599,643,861
Holdings Count | shares	315
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 33.9 A 0.2 BBB 2.1 BB 4.7 B 7.1 CCC,CC,C 1.7 Not Rated 4.5 Equities 45.6 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 44.5 U.S. Treasury Obligations 33.9 Corporate Bonds 12.2 Bank Loan Obligations 5.1 Preferred Securities 2.8 Alternative Funds 1.0 Asset-Backed Securities 0.2 Preferred Stocks 0.1 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.8 US Treasury Bonds 14.1 Apple Inc 2.8 DHT Holdings Inc 2.6 NVIDIA Corp 2.1 Frontline PLC 1.9 Microsoft Corp 1.7 Amazon.com Inc 1.6 MicroStrategy Inc 1.6 Alphabet Inc Class A 1.4 49.6
Fidelity Advisor Multi-Asset Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class A
Trading Symbol	FWATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 2,599,643,861
Holdings Count | shares	315
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 33.9 A 0.2 BBB 2.1 BB 4.7 B 7.1 CCC,CC,C 1.7 Not Rated 4.5 Equities 45.6 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 44.5 U.S. Treasury Obligations 33.9 Corporate Bonds 12.2 Bank Loan Obligations 5.1 Preferred Securities 2.8 Alternative Funds 1.0 Asset-Backed Securities 0.2 Preferred Stocks 0.1 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.8 US Treasury Bonds 14.1 Apple Inc 2.8 DHT Holdings Inc 2.6 NVIDIA Corp 2.1 Frontline PLC 1.9 Microsoft Corp 1.7 Amazon.com Inc 1.6 MicroStrategy Inc 1.6 Alphabet Inc Class A 1.4 49.6
Fidelity Advisor Global Credit Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class Z
Trading Symbol	FIQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 49,859,971
Holdings Count | shares	215
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.6 AAA 4.2 A 12.3 BBB 41.1 BB 14.5 B 1.2 CCC,CC,C 0.4 D 1.0 Not Rated 6.7 Short-Term Investments and Net Other Assets (Liabilities) 6.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.3 U.S. Treasury Obligations 12.6 Preferred Securities 11.6 Foreign Government and Government Agency Obligations 2.5 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) United States 37.5 Germany 14.5 United Kingdom 14.4 Switzerland 7.4 France 4.7 Ireland 3.7 Australia 2.5 Sweden 2.2 Luxembourg 2.0 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 7.4 US Treasury Notes 5.2 UBS Group AG 2.5 AIB Group PLC 2.3 Argentum Netherlands BV for Swiss Re Ltd 2.2 German Federal Republic 2.2 QBE Insurance Group Ltd 2.1 NatWest Group PLC 2.0 Cloverie PLC 2.0 Blackstone Property Partners Europe Holdings Sarl 1.8 29.7
Fidelity Advisor Global Credit Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class I
Trading Symbol	FGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 49,859,971
Holdings Count | shares	215
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.6 AAA 4.2 A 12.3 BBB 41.1 BB 14.5 B 1.2 CCC,CC,C 0.4 D 1.0 Not Rated 6.7 Short-Term Investments and Net Other Assets (Liabilities) 6.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.3 U.S. Treasury Obligations 12.6 Preferred Securities 11.6 Foreign Government and Government Agency Obligations 2.5 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) United States 37.5 Germany 14.5 United Kingdom 14.4 Switzerland 7.4 France 4.7 Ireland 3.7 Australia 2.5 Sweden 2.2 Luxembourg 2.0 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 7.4 US Treasury Notes 5.2 UBS Group AG 2.5 AIB Group PLC 2.3 Argentum Netherlands BV for Swiss Re Ltd 2.2 German Federal Republic 2.2 QBE Insurance Group Ltd 2.1 NatWest Group PLC 2.0 Cloverie PLC 2.0 Blackstone Property Partners Europe Holdings Sarl 1.8 29.7
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class C
Trading Symbol	FZICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.42%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.42%
Net Assets	$ 11,499,619,539
Holdings Count | shares	2,814
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.3 Transportation 15.0 Health Care 14.7 State G.O. 8.3 Special Tax 7.8 Housing 5.5 Others(Individually Less Than 5%) 16.4 100.0 AAA 11.3 AA 41.4 A 36.8 BBB 6.7 BB 0.9 B 0.4 Not Rated 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 10.7 New York 7.4 Florida 7.4 New Jersey 6.0
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class Z
Trading Symbol	FIQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 11,499,619,539
Holdings Count | shares	2,814
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.3 Transportation 15.0 Health Care 14.7 State G.O. 8.3 Special Tax 7.8 Housing 5.5 Others(Individually Less Than 5%) 16.4 100.0 AAA 11.3 AA 41.4 A 36.8 BBB 6.7 BB 0.9 B 0.4 Not Rated 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 10.7 New York 7.4 Florida 7.4 New Jersey 6.0
Fidelity Advisor Global Credit Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class M
Trading Symbol	FGBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 49,859,971
Holdings Count | shares	215
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.6 AAA 4.2 A 12.3 BBB 41.1 BB 14.5 B 1.2 CCC,CC,C 0.4 D 1.0 Not Rated 6.7 Short-Term Investments and Net Other Assets (Liabilities) 6.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.3 U.S. Treasury Obligations 12.6 Preferred Securities 11.6 Foreign Government and Government Agency Obligations 2.5 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) United States 37.5 Germany 14.5 United Kingdom 14.4 Switzerland 7.4 France 4.7 Ireland 3.7 Australia 2.5 Sweden 2.2 Luxembourg 2.0 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 7.4 US Treasury Notes 5.2 UBS Group AG 2.5 AIB Group PLC 2.3 Argentum Netherlands BV for Swiss Re Ltd 2.2 German Federal Republic 2.2 QBE Insurance Group Ltd 2.1 NatWest Group PLC 2.0 Cloverie PLC 2.0 Blackstone Property Partners Europe Holdings Sarl 1.8 29.7
Fidelity Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity® Intermediate Municipal Income Fund
Trading Symbol	FLTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 11,499,619,539
Holdings Count | shares	2,814
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.3 Transportation 15.0 Health Care 14.7 State G.O. 8.3 Special Tax 7.8 Housing 5.5 Others(Individually Less Than 5%) 16.4 100.0 AAA 11.3 AA 41.4 A 36.8 BBB 6.7 BB 0.9 B 0.4 Not Rated 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 10.7 New York 7.4 Florida 7.4 New Jersey 6.0
Fidelity Advisor Global Credit Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class A
Trading Symbol	FGBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 49,859,971
Holdings Count | shares	215
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.6 AAA 4.2 A 12.3 BBB 41.1 BB 14.5 B 1.2 CCC,CC,C 0.4 D 1.0 Not Rated 6.7 Short-Term Investments and Net Other Assets (Liabilities) 6.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.3 U.S. Treasury Obligations 12.6 Preferred Securities 11.6 Foreign Government and Government Agency Obligations 2.5 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) United States 37.5 Germany 14.5 United Kingdom 14.4 Switzerland 7.4 France 4.7 Ireland 3.7 Australia 2.5 Sweden 2.2 Luxembourg 2.0 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 7.4 US Treasury Notes 5.2 UBS Group AG 2.5 AIB Group PLC 2.3 Argentum Netherlands BV for Swiss Re Ltd 2.2 German Federal Republic 2.2 QBE Insurance Group Ltd 2.1 NatWest Group PLC 2.0 Cloverie PLC 2.0 Blackstone Property Partners Europe Holdings Sarl 1.8 29.7
Fidelity Advisor Multi-Asset Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class C
Trading Symbol	FWBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.73%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.73%
Net Assets	$ 2,599,643,861
Holdings Count | shares	315
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 33.9 A 0.2 BBB 2.1 BB 4.7 B 7.1 CCC,CC,C 1.7 Not Rated 4.5 Equities 45.6 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 44.5 U.S. Treasury Obligations 33.9 Corporate Bonds 12.2 Bank Loan Obligations 5.1 Preferred Securities 2.8 Alternative Funds 1.0 Asset-Backed Securities 0.2 Preferred Stocks 0.1 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.8 US Treasury Bonds 14.1 Apple Inc 2.8 DHT Holdings Inc 2.6 NVIDIA Corp 2.1 Frontline PLC 1.9 Microsoft Corp 1.7 Amazon.com Inc 1.6 MicroStrategy Inc 1.6 Alphabet Inc Class A 1.4 49.6
Fidelity Advisor Multi-Asset Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class M
Trading Symbol	FAZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 2,599,643,861
Holdings Count | shares	315
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 33.9 A 0.2 BBB 2.1 BB 4.7 B 7.1 CCC,CC,C 1.7 Not Rated 4.5 Equities 45.6 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 44.5 U.S. Treasury Obligations 33.9 Corporate Bonds 12.2 Bank Loan Obligations 5.1 Preferred Securities 2.8 Alternative Funds 1.0 Asset-Backed Securities 0.2 Preferred Stocks 0.1 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.8 US Treasury Bonds 14.1 Apple Inc 2.8 DHT Holdings Inc 2.6 NVIDIA Corp 2.1 Frontline PLC 1.9 Microsoft Corp 1.7 Amazon.com Inc 1.6 MicroStrategy Inc 1.6 Alphabet Inc Class A 1.4 49.6
Fidelity Advisor Global Credit Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class C
Trading Symbol	FGBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.50%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Net Assets	$ 49,859,971
Holdings Count | shares	215
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.6 AAA 4.2 A 12.3 BBB 41.1 BB 14.5 B 1.2 CCC,CC,C 0.4 D 1.0 Not Rated 6.7 Short-Term Investments and Net Other Assets (Liabilities) 6.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.3 U.S. Treasury Obligations 12.6 Preferred Securities 11.6 Foreign Government and Government Agency Obligations 2.5 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) United States 37.5 Germany 14.5 United Kingdom 14.4 Switzerland 7.4 France 4.7 Ireland 3.7 Australia 2.5 Sweden 2.2 Luxembourg 2.0 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 7.4 US Treasury Notes 5.2 UBS Group AG 2.5 AIB Group PLC 2.3 Argentum Netherlands BV for Swiss Re Ltd 2.2 German Federal Republic 2.2 QBE Insurance Group Ltd 2.1 NatWest Group PLC 2.0 Cloverie PLC 2.0 Blackstone Property Partners Europe Holdings Sarl 1.8 29.7
Fidelity Series International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Credit Fund
Class Name	Fidelity® Series International Credit Fund
Trading Symbol	FCDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 111,868,819
Holdings Count | shares	222
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$111,868,819
Number of Holdings	222
Portfolio Turnover	78%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.6 AAA 8.2 AA 0.6 A 12.9 BBB 33.5 BB 7.8 B 0.6 CCC,CC,C 0.4 D 0.6 Not Rated 11.4 Short-Term Investments and Net Other Assets (Liabilities) 6.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 57.0 U.S. Treasury Obligations 17.6 Preferred Securities 9.6 Foreign Government and Government Agency Obligations 9.4 Short-Term Investments and Net Other Assets (Liabilities) 6.4 ASSET ALLOCATION (% of Fund's net assets) United States 28.4 Germany 18.3 United Kingdom 18.1 Switzerland 5.8 France 3.8 Multi-national 3.3 Netherlands 2.8 Ireland 2.6 Luxembourg 2.6 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.6 US Treasury Bonds 7.0 German Federal Republic 6.9 European Investment Bank 3.0 UBS Group AG 2.4 AIB Group PLC 2.1 Japan Government 2.1 Deutsche Bank AG 2.1 Argentum Netherlands BV for Swiss Re Ltd 2.0 HSBC Holdings PLC 2.0 40.2
Fidelity Multi-Asset Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity® Multi-Asset Income Fund
Trading Symbol	FMSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 2,599,643,861
Holdings Count | shares	315
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,599,643,861
Number of Holdings	315
Portfolio Turnover	189%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 33.9 A 0.2 BBB 2.1 BB 4.7 B 7.1 CCC,CC,C 1.7 Not Rated 4.5 Equities 45.6 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 44.5 U.S. Treasury Obligations 33.9 Corporate Bonds 12.2 Bank Loan Obligations 5.1 Preferred Securities 2.8 Alternative Funds 1.0 Asset-Backed Securities 0.2 Preferred Stocks 0.1 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.8 US Treasury Bonds 14.1 Apple Inc 2.8 DHT Holdings Inc 2.6 NVIDIA Corp 2.1 Frontline PLC 1.9 Microsoft Corp 1.7 Amazon.com Inc 1.6 MicroStrategy Inc 1.6 Alphabet Inc Class A 1.4 49.6
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class M
Trading Symbol	FZITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 11,499,619,539
Holdings Count | shares	2,814
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$11,499,619,539
Number of Holdings	2,814
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.3 Transportation 15.0 Health Care 14.7 State G.O. 8.3 Special Tax 7.8 Housing 5.5 Others(Individually Less Than 5%) 16.4 100.0 AAA 11.3 AA 41.4 A 36.8 BBB 6.7 BB 0.9 B 0.4 Not Rated 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 10.7 New York 7.4 Florida 7.4 New Jersey 6.0
Fidelity Global Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity® Global Credit Fund
Trading Symbol	FGBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Credit Fund	$ 25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 49,859,971
Holdings Count | shares	215
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$49,859,971
Number of Holdings	215
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.6 AAA 4.2 A 12.3 BBB 41.1 BB 14.5 B 1.2 CCC,CC,C 0.4 D 1.0 Not Rated 6.7 Short-Term Investments and Net Other Assets (Liabilities) 6.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.3 U.S. Treasury Obligations 12.6 Preferred Securities 11.6 Foreign Government and Government Agency Obligations 2.5 Short-Term Investments and Net Other Assets (Liabilities) 6.0 ASSET ALLOCATION (% of Fund's net assets) United States 37.5 Germany 14.5 United Kingdom 14.4 Switzerland 7.4 France 4.7 Ireland 3.7 Australia 2.5 Sweden 2.2 Luxembourg 2.0 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 7.4 US Treasury Notes 5.2 UBS Group AG 2.5 AIB Group PLC 2.3 Argentum Netherlands BV for Swiss Re Ltd 2.2 German Federal Republic 2.2 QBE Insurance Group Ltd 2.1 NatWest Group PLC 2.0 Cloverie PLC 2.0 Blackstone Property Partners Europe Holdings Sarl 1.8 29.7